Investments (Details) - Schedule of Short-Term Investments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-term investments
Total	$ 9,837,445	$ 4,290,348
Short-Term Investments [Member]
Short-term investments
Trading securities	5,837,445	2,408,772
Held-to-maturity debt securities	3,000,000	1,881,576
Long-Term Investment [Member]
Short-term investments
Held-to-maturity debt securities	1,000,000
Quoted Prices in Active Markets (Level 1) [Member]
Short-term investments
Total	9,837,445	4,290,348
Quoted Prices in Active Markets (Level 1) [Member] | Short-Term Investments [Member]
Short-term investments
Trading securities	5,837,445	2,408,772
Held-to-maturity debt securities	3,000,000	1,881,576
Quoted Prices in Active Markets (Level 1) [Member] | Long-Term Investment [Member]
Short-term investments
Held-to-maturity debt securities	1,000,000
Significant Other Observable Inputs (Level 2) [Member]
Short-term investments
Total
Significant Other Observable Inputs (Level 2) [Member] | Short-Term Investments [Member]
Short-term investments
Trading securities
Held-to-maturity debt securities
Significant Other Observable Inputs (Level 2) [Member] | Long-Term Investment [Member]
Short-term investments
Held-to-maturity debt securities
Significant Other Unobservable Inputs (Level 3) [Member]
Short-term investments
Total
Significant Other Unobservable Inputs (Level 3) [Member] | Short-Term Investments [Member]
Short-term investments
Trading securities
Held-to-maturity debt securities
Significant Other Unobservable Inputs (Level 3) [Member] | Long-Term Investment [Member]
Short-term investments
Held-to-maturity debt securities